Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Reportable Segment	The following summary describes the operations of each reportable segment:
Reportable segments	Operations
Cleaning service	Acting as a contractor to provide long-term cleaning service to the client, the cleaning services are mainly provided to the hotels and shopping mall, including the areas of toilet, common area, bin center, elevator and etc.
Manpower outsourcing services	Providing casual workers by comprehensively understanding the corporate customers’ requirements and matching their requirements with qualified casual workers from various kinds of work including, but not limited to, Food & Beverage Crews, Kitchen helper, retail assistant and etc.

Schedule of Net Profit or Loss	Total revenue for reportable segments equals consolidated revenue for the Group. Segment profit is defined as net profit or loss of each operating segment excluding the unallocated overhead cost.
	Cleaning	Manpower	Unallocated	Total
	USD	USD	USD	USD
2023
Segment Revenue	18,565,897	13,206,389	–	31,772,286
Cost of revenue	(17,156,622)	(10,963,884)	–	(28,120,506)
Other income	1,212,231	618,668	–	1,830,899
Selling and marketing expenses	(46,188)	(145,394)	–	(191,582)
General and administrative expenses	(904,227)	(606,278)	(2,335,862)	(3,846,367)
Other expenses	(14,214)	(13,567)	-	(27,781)
Finance cost	(160,662)	(58,086)	(109,862)	(328,610)
Income tax expenses	(133,672)	(90,630)	–	(224,302)
Segment Profit (loss)	1,362,543	1,947,218	(2,445,724)	864,037

2022 (As revised2)
Segment Revenue	13,221,770	6,800,759	–	20,022,529
Cost of revenue	(11,899,993)	(5,550,138)	–	(17,450,131)
Other income	1,899,039	53,381	–	1,952,420
Selling and marketing expenses	(62,328)	(263,350)	–	(325,678)
General and administrative expenses	(746,604)	(77,997)	(2,084,566)	(2,909,167)
Other expenses	(57,111)	(2)	–	(57,113)
Finance cost	(285,368)	-	(44,002)	(329,370)
Income tax expenses	(107,220)	(34,930)	–	(142,150)
Segment Profit (loss)	1,962,185	927,723	(2,128,568)	761,340

2021 (As revised2)
Segment Revenue	12,458,390	5,002,383	–	17,460,773
Cost of revenue	(11,396,564)	(3,765,821)	–	(15,162,385)
Other income	812,554	183,539	–	996,093
Selling and marketing expenses	(73,846)	(115,296)	–	(189,142)
General and administrative expenses	(576,479)	(74,872)	(1,925,848)	(2,577,199)
Other expenses	(10,362)	(18)	–	(10,380)
Finance cost	(169,608)	–	–	(169,608)
Income tax (expenses) benefit	(7,963)	22,671	–	14,708
Segment Profit (loss)	1,036,122	1,252,586	(1,925,848)	362,860

Schedule of Segment Assets and Liabilities	Segment assets and liabilities
	Cleaning	Manpower	Unallocated	Total
	USD	USD	USD	USD
2023
Total Assets	4,746,652	3,627,009	2,296,429	10,670,090
Total Liabilities	4,151,935	1,256,192	1,120,450	6,528,577

2022 (As revised)
Total Assets	4,225,542	1,215,619	326,621	5,767,782
Total Liabilities	3,334,951	325,222	1,165,960	4,826,133